28. Other operating expenses, net (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net		R$ (459)	R$ (203)	R$ (576)
Tax Installments and Other Tax Risks [Member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net		(211)	(181)	(217)
Restructuring Expenses [Member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	[1]	(292)	(147)	(107)
Gain (Losses) on Disposal of Property and Equipment [Member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	[2]	44	125	(244)
Others [Member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net				R$ (8)

[1]	amounts related to restructuring expenses in the Brazilian operations and those incurred in connection with the acquisition of Exito Group.
[2]	includes the result of sale lease back of R$45 in 2019 (R$ 201 in 2018 and there was no such transaction in 2017).